Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 27, 2014
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

AST Cohen and Steers Realty Portfolio

AST FI Pyramis® Quantitative Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Neuberger Berman Core Bond Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

PRUDENTIAL SERIES FUND

Natural Resources Portfolio

Stock Index Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Prudential Series Fund,

dated April 30, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST AQR Large-Cap Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement[1]	-0.24%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.24% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap Portfolio	$60	$241	$437	$1,003

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Cohen & Steers Realty Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement[1]	-0.07%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.04%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.07% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty Portfolio	$106	$346	$605	$1,345

C.	AST FI Pyramis® Quantitative Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST FI Pyramis® Quantitative Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement[1]	-0.14%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.137% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST FI Pyramis® Quantitative Portfolio	$81	$283	$501	$1,130

D.	AST Goldman Sachs Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.053% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Mid-Cap Growth Portfolio	$108	$348	$607	$1,347

E.	AST Herndon Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Herndon Large-Cap Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement[1]	-0.15%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.81%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Herndon Large-Cap Portfolio	$83	$291	$516	$1,164

F.	AST Lord Abbett Core Fixed Income Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Lord Abbett Core Fixed Income Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement[1]	-0.29%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.60%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.16% of their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion. Each contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Lord Abbett Core Fixed Income Portfolio	$61	$255	$465	$1,069

G.	AST Neuberger Berman Core Bond Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Neuberger Berman Core Bond Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement[1]	-0.14%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.68%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.14% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Neuberger Berman Core Bond Portfolio	$69	$248	$441	$1,001

H.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.67%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement[1]	-0.20%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.20% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond Portfolio	$60	$232	$419	$959

I.	PSF Natural Resources Portfolio: Revision to Portfolio Fees and Expenses

The PSF Prospectus and the Summary Prospectus for the PSF Natural Resources Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I shares	Class II shares
Management Fee	0.45%	0.45%
+ Distribution and/or Service Fees (12b-1 fees)	None	0.25%
+ Administration Fees	None	0.15%
+ Other Expenses	0.06%	0.06%
= Total Annual Portfolio Operating Expenses	0.51%	0.91%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.46%	0.86%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Natural Resources Class I Shares	$47	$159	$280	$636
Natural Resources Class II Shares	$88	$285	$499	$1,115

J.	PSF Stock Index Portfolio: Revision to Portfolio Fees and Expenses

The PSF Prospectus and the Summary Prospectus for the PSF Stock Index Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I shares
Management Fee	0.35%
+ Distribution and/or Service Fees (12b-1 fees)	None
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.32%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Stock Index Class I Shares	$38	$130	$230	$525

ADVANCED SERIES TRUST | AST AQR Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST AQR Large-Cap Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement[1]	-0.24%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.24% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap Portfolio	$60	$241	$437	$1,003

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST AQR Large-Cap Portfolio | AST AQR Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	1,003
ADVANCED SERIES TRUST | AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Cohen and Steers Realty Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Cohen & Steers Realty Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement[1]	-0.07%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.04%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.07% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty Portfolio	$106	$346	$605	$1,345

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST COHEN & STEERS REALTY PORTFOLIO | AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,345
ADVANCED SERIES TRUST | AST FI PYRAMIS QUANTITATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST FI Pyramis® Quantitative Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

C.	AST FI Pyramis® Quantitative Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST FI Pyramis® Quantitative Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement[1]	-0.14%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.137% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST FI Pyramis® Quantitative Portfolio	$81	$283	$501	$1,130

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST FI PYRAMIS QUANTITATIVE PORTFOLIO | AST FI PYRAMIS QUANTITATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	283
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	1,130
ADVANCED SERIES TRUST | AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

D.	AST Goldman Sachs Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.053% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Mid-Cap Growth Portfolio	$108	$348	$607	$1,347

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO | AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	1,347
ADVANCED SERIES TRUST | AST HERNDON LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Herndon Large-Cap Value Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

E.	AST Herndon Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Herndon Large-Cap Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement[1]	-0.15%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.81%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Herndon Large-Cap Portfolio	$83	$291	$516	$1,164

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST HERNDON LARGE-CAP VALUE PORTFOLIO | AST HERNDON LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	1,164
ADVANCED SERIES TRUST | AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Lord Abbett Core Fixed Income Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

F.	AST Lord Abbett Core Fixed Income Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Lord Abbett Core Fixed Income Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement[1]	-0.29%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.60%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.16% of their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion. Each contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Lord Abbett Core Fixed Income Portfolio	$61	$255	$465	$1,069

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO | AST LORD ABBETT CORE FIXED-INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[6]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	465
10 Years	rr_ExpenseExampleYear10	1,069
ADVANCED SERIES TRUST | AST Neuberger Berman Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Neuberger Berman Core Bond Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

G.	AST Neuberger Berman Core Bond Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Neuberger Berman Core Bond Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement[1]	-0.14%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.68%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.14% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Neuberger Berman Core Bond Portfolio	$69	$248	$441	$1,001

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST Neuberger Berman Core Bond Portfolio | AST Neuberger Berman Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[7]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	441
10 Years	rr_ExpenseExampleYear10	1,001
ADVANCED SERIES TRUST | AST Western Asset Core Plus Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

H.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.67%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement[1]	-0.20%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.20% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond Portfolio	$60	$232	$419	$959

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
ADVANCED SERIES TRUST | AST Western Asset Core Plus Bond Portfolio | AST Western Asset Core Plus Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[8]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	419
10 Years	rr_ExpenseExampleYear10	959
PRUDENTIAL SERIES FUND | NATURAL RESOURCES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

PRUDENTIAL SERIES FUND

Natural Resources Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Prudential Series Fund,

dated April 30, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

I.	PSF Natural Resources Portfolio: Revision to Portfolio Fees and Expenses

The PSF Prospectus and the Summary Prospectus for the PSF Natural Resources Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I shares	Class II shares
Management Fee	0.45%	0.45%
+ Distribution and/or Service Fees (12b-1 fees)	None	0.25%
+ Administration Fees	None	0.15%
+ Other Expenses	0.06%	0.06%
= Total Annual Portfolio Operating Expenses	0.51%	0.91%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.46%	0.86%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Natural Resources Class I Shares	$47	$159	$280	$636
Natural Resources Class II Shares	$88	$285	$499	$1,115

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
PRUDENTIAL SERIES FUND | NATURAL RESOURCES PORTFOLIO | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	159
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	636
PRUDENTIAL SERIES FUND | NATURAL RESOURCES PORTFOLIO | Class II shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	1,115
PRUDENTIAL SERIES FUND | STOCK INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

PRUDENTIAL SERIES FUND

Stock Index Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Prudential Series Fund,

dated April 30, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

J.	PSF Stock Index Portfolio: Revision to Portfolio Fees and Expenses

The PSF Prospectus and the Summary Prospectus for the PSF Stock Index Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I shares
Management Fee	0.35%
+ Distribution and/or Service Fees (12b-1 fees)	None
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.32%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Stock Index Class I Shares	$38	$130	$230	$525

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
PRUDENTIAL SERIES FUND | STOCK INDEX PORTFOLIO | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	130
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	$ 525

[1]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.24% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[2]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.07% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.137% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[4]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.053% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[5]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[6]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.16% of their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion. Each contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[7]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.14% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[8]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.20% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.
[9]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.